Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Foreign Currency Exchange Risks (Details)	12 Months Ended
	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)
Fair Value, Measurement Inputs, Disclosure [Line Items]
Foreign currency translation adjustment losses	$ 86,000,000	$ 199,000,000	$ (590,000,000)
Foreign currency contract commitments	$ 7,300,000,000
Foreign-currency contracts | Enchanted Princess | Cash flow hedging
Fair Value, Measurement Inputs, Disclosure [Line Items]
Weighted-Average Floor Rate	1.04
Weighted- Average Ceiling Rate	1.28
Foreign-currency contracts | Mardi Gras | Cash flow hedging
Fair Value, Measurement Inputs, Disclosure [Line Items]
Weighted-Average Floor Rate	1.04
Weighted- Average Ceiling Rate	1.28
Euro-denominated
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt	$ 7,500,000,000.0
Sterling-denominated
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt	854,000,000
Foreign currency translation adjustment losses	$ 6,000,000